General (Details) - USD ($) $ in Thousands		1 Months Ended
	Nov. 25, 2018	Dec. 31, 2019	Apr. 30, 2018	Dec. 31, 2020	Dec. 31, 2018
Business Acquisition [Line Items]
Goodwill		$ 1,340,617		$ 1,316,768
Universal
Business Acquisition [Line Items]
Net tangible assets and liabilities assumed (current and non-current), excluding cash and cash equivalents			$ 52,509
Goodwill			31,060
Consideration Transferred			123,581
IMI Systems Ltd.
Business Acquisition [Line Items]
Net tangible assets and liabilities assumed (current and non-current), excluding cash and cash equivalents	$ 29,287			74,703	$ 26,559
Business Combinations, Recognized Idenfiable Assets Acquired And Liabilities Assumed, Employee Benefit Liabilities, Net					(391,244)
Business Combination, Recognized Identifiable Assets Acquired And Liabilities Assumed, Premises Evacuation Receivable					355,162
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Intangibles		(69,216)
Goodwill	211,727			142,511	418,456
Consideration Transferred	351,514			351,514	498,455
Technology | Universal
Business Acquisition [Line Items]
Technology			$ 21,128
Expected useful lives			15 years
Technology | IMI Systems Ltd.
Business Acquisition [Line Items]
Technology	$ 37,000			38,000	18,791
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Intangibles		1,000
Expected useful lives	8 years
Customer relationships | Universal
Business Acquisition [Line Items]
Technology			$ 13,924
Expected useful lives			15 years
Customer relationships | IMI Systems Ltd.
Business Acquisition [Line Items]
Technology	$ 67,000			$ 90,000	52,131
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Intangibles		$ 23,000
Expected useful lives	10 years
Backlog | IMI Systems Ltd.
Business Acquisition [Line Items]
Technology					$ 18,600
Expected useful lives	10 years
Trademark | Universal
Business Acquisition [Line Items]
Technology			$ 4,960
Expected useful lives			20 years